Segment Reporting - Additional Information (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefFinancialOfficerMember	srt:ChiefFinancialOfficerMember
Number of reportable segments	1	1
Segment reporting, description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the condensed consolidated statements of operations as net income or loss. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets.	The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. The measure of segment assets is reported on the balance sheets as total assets.